Segment Financial Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Number of business segments		3
Impairment of goodwill and intangible assets included in operating loss	$ 3.3		$ 3.3	$ 48.1